GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash consideration for division purchase	$ 35,000
Net income (loss) from discontinued operations		$ 0	$ 0	$ (198)
Discontinued Operations [Member] | Integrated Solutions Division Member
Business Acquisition [Line Items]
Net income (loss) from discontinued operations				198
Net cash provided by (used in) discontinued operating activities			$ 22	$ 4,180